                                                     Registration Nos. 333-40637
                                                                        811-2441

               As filed with the Commission on November 17, 2000
                    ______________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. ______                ___
     Post-Effective Amendment No. 5                     X
                                  ----                 ---

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 86                                   X
                  ----                                 ---


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (713) 831-1230
              (Depositor's Telephone Number, including Area Code)


                            Pauletta P. Cohn, Esq.
                            Deputy General Counsel
                        American General Life Companies
                   2929 Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [x]  on December 1, 2000 pursuant to paragraph (b) of Rule 485

     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

     [_]  75 days after filing pursuant to paragraph (a)(2)

          on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts



                                     NOTE

This Post-Effective Amendment No. 5 to the Form N-4 Registration Statement No. 333-40637 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account D ("Registrant") is being filed solely for the purposes of (a) including in the Registration Statement supplements relating to additional investment options and (b) to generally update Part C information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Profile, Prospectus and Statement of Additional Information, was previously filed in Registrant's Post-Effective Amendment No. 4 on March 30, 2000, and is incorporated by reference herein.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                              SELECT RESERVE(SM)
   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                       SUPPLEMENT DATED DECEMBER 1, 2000
                                      TO
                                    PROFILE
                              DATED APRIL 3, 2000
                 AS SUPPLEMENTED MAY 25, 2000, AUGUST 2, 2000,
                    SEPTEMBER 12, 2000 AND NOVEMBER 8, 2000

Effective December 1, 2000, American General Life Insurance Company is amending the Profile for the sole purpose of adding three additional Investment Options for you to invest in.

 . On page 2 of the Profile, under INVESTMENT OPTIONS, add the following three series of mutual funds:

     North American Funds Variable
     Product Series I
     .  North American--AG International Equities Fund
     .  North American--AG MidCap Index Fund
     .  North American--AG Stock Index Fund

 . On page 3 of the Profile, under EXPENSES, delete the first sentence of the second paragraph and replace it with the following:

     "There also are investment series charges, ranging from 0.32% to 1.85% of the average annual assets of the series listed in Section 4, above, depending on the series involved."

 . On page 3 of the Profile, under EXPENSES, add the following Investment Series to the chart shown:

                                                                                                    Examples of
                                         Total Annual       Total Annual                           Total Annual
                                         Contract             Series          Total Annual       Charges at End of:
Investment Series                        Charges              Charges           Charges         1 Year     10 Years
---------------------------------------------------------------------------------------------  -----------------------
North American--AG                         .40%                 .43%              .83%            $8         $103
   International Equities Fund
North American--AG                         .40%                 .38%              .78%            $8         $ 97
   MidCap Index Fund
North American--AG                         .40%                 .32%              .72%            $7         $ 89
   Stock Index Fund

 . On page 4 of the Profile, under PERFORMANCE, add the following Divisions to the chart shown:

Division                        1999      1998     1997        1996        1995       1994      1993     1992     1991     1990
----------------------------------------------------------------------------------------------------------------------------------
North American--AG            28.68%     18.30%      1.79%     6.38%      10.34%     7.55%     29.36%  (13.78)%   10.72%  (20.43)%
 International Equities
 Fund
North American--AG            14.46%     18.53%     31.24%    18.31%      30.02%    (4.13)%    12.45%    9.46%      N/A     N/A
 MidCap Index Fund
North American--AG            20.09%     27.93%     32.58%    22.26%      36.77%      .30%      9.44%    6.24%    28.49%   (4.26)%
 Stock Index Fund

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                              SELECT RESERVE(SM)
   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                       SUPPLEMENT DATED DECEMBER 1, 2000
                                      TO
                                  PROSPECTUS
                              DATED APRIL 3, 2000
                 AS SUPPLEMENTED MAY 25, 2000, AUGUST 2, 2000,
                    SEPTEMBER 12, 2000 AND NOVEMBER 8, 2000

Effective December 1, 2000, American General Life Insurance Company is amending the Prospectus for the sole purpose of adding three additional Series for you to invest in.


 . On page 1 of the Prospectus, after the second sentence, add the following three series of mutual funds:

     North American Funds Variable
     Product Series I
     .  North American--AG International Equities Fund
     .  North American--AG MidCap Index Fund
     .  North American--AG Stock Index Fund


 . On page 1 of the Prospectus, delete the last paragraph and replace it with the following:

     "This Prospectus is valid only if you also receive current fund prospectuses of the Levco Series Trust, Mercury HW Variable Trust, Navellier Variable Insurance Series Fund, Inc., North American Funds Variable Product Series I, OFFIT Variable Insurance Fund, Inc., Royce Capital Fund, and Wright Managed Blue Chip Series Trust."


 . On page 5 of the Prospectus, delete the definition of Series and replace it with the following:

     "Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are part of either the Levco Series Trust, Mercury HW Variable Trust, Navellier Variable Insurance Series Fund, Inc., North American Funds Variable Product Series I, OFFIT Variable Insurance Fund, Inc., Royce Capital Fund or Wright Managed Blue Chip Series Trust."

 . On page 8 of the Prospectus, under The Series' Annual Expenses, add the following Series to the chart shown:

The Series' Annual Expenses/1/ (as a percentage of average daily Variable
------------------------------
Account value)

                                                   Management              Other
                                                   Fees After              Expenses            Annual Expenses
                                                   Expense                 After Expense       After Expense
                                                   Reimbursement           Reimbursement       Reimbursement
                                                   and Waiver/3/           and Waiver/3/       and Waiver/3/
                                                   -------------           -------------       -------------
North American--AG International Equities Fund          .35%                   .08%                 .43%
North American--AG MidCap Index Fund                    .31%                   .07%                 .38%
North American--AG Stock Index Fund                     .26%                   .06%                 .32%


 .    On page 9 of the Prospectus, under Example, add the following Series to the
                                        -------
     chart shown:

Example   Whether or not you surrender or annuitize at the end of the
-------
          applicable time period, the following expenses would apply to a $1,000 investment if you assume a 5% annual return on assets:

If all amounts are allocated
to a Division that invests in
one of the following Series:                           1 year      3 years      5 years        10 years
---------------------------                            ------      -------      -------        --------
North American--AG International Equities Fund           $8           $26         $46            $103
North American--AG MidCap Index Fund                     $8           $25         $43            $ 97
North American--AG Stock Index Fund                      $7           $23         $40            $ 89

 .    On page 12 of the Prospectus, under SELECTED ACCUMULATION UNIT DATA
     (UNAUDITED), add the following paragraph after footnote number two:

          "As of the December 1, 2000, the following Divisions had not commenced operations: North American--AG International Equities, North American--AG MidCap Index and North American--AG Stock Index. Accordingly, there is currently no Selected Accumulation Unit Data for these three Divisions."

 .    On page 13 of the Prospectus, under SEPARATE ACCOUNT D, delete the first paragraph and replace it with the following:

          "The Separate Account has 93 Divisions, 15 of which are available under the Contracts offered by this Prospectus. Four of these 15 Divisions and the remaining 78 Divisions are offered under other AGL Contracts. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940
          Act."

 .    On page 13 of the Prospectus, under THE SERIES, delete the first paragraph and replace it with the following:

          "The Separate Account has 15 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of one or more series of Levco Series Trust, Mercury HW Variable Trust, Navellier Variable Insurance Series Fund, Inc., North American Funds Variable Product Series I, OFFIT Variable Insurance Fund, Inc., Royce Capital Fund and Wright Managed Blue Chip Series Trust."


 .    On page 15 of the Prospectus, add the following information to the chart shown:

----------------------------------------------------------------------------------------------------------------------------

        INVESTMENT COMPANY                        SERIES                          ADVISER/MANAGER
----------------------------------------------------------------------------------------------------------------------------
North American Funds Variable Product     North American--AG                   American General Advisers
Series I                                  International Equities Fund

                                          North American--AG MidCap
                                          Index Fund

                                          North American--AG Stock
                                          Index Fund
----------------------------------------------------------------------------------------------------------------------------

 .    On page 16 of the Prospectus, add the following information to the chart shown:

----------------------------------------------------------------------------------------------------------------------------

       SERIES                                              INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------
  North American--AG        Long-term growth of capital in equity securities closely corresponding to the Morgan
  International Equities    Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE)
  Fund                      Index./1/
----------------------------------------------------------------------------------------------------------------------------
  North American--AG        Growth of capital through investment in common stocks corresponding to the S&P(R)
  MidCap Index Fund         MidCap 400 Index./2/
----------------------------------------------------------------------------------------------------------------------------
  North American--AG        Long-term capital growth through investment in common stocks that, as a group are
  Stock Index Fund          expected to closely resemble the S&P(R) 500 Index./3/
----------------------------------------------------------------------------------------------------------------------------

/1/ The MSCI EAFE Index tracks the performance of about 1000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australasia and the Far East. All indices are unmanaged.

/2/ The S&P(R) MidCap 400 Index tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. Medium capitalization means the market value of these companies' stock is around $600 million. All indices are unmanaged.

/3/ The S&P(R) 500 Index tracks the common stock performance of large U.S. companies in major U.S. industry sectors. It also tracks the performance of common stocks by foreign and smaller U.S. companies in similar industries. In total, this index tracks 500 common stocks. All indices are unmanaged.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               SELECT RESERVE(SM)
   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                       SUPPLEMENT DATED DECEMBER 1, 2000
                                      TO
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 3, 2000
                 AS SUPPLEMENTED MAY 25, 2000, AUGUST 2, 2000,
                    SEPTEMBER 12, 2000 AND NOVEMBER 8, 2000

Effective December 1, 2000, American General Life Insurance Company is amending the Statement of Additional Information ("SAI") for the sole purpose of adding three additional Series for you to invest in.


 . On page 1 of the SAI, delete all seven bullet points after the first paragraph and replace them with the following:

          ".  Levco Series Trust,

           .  Mercury HW Variable Trust,

           .  Navellier Variable Insurance Series Fund, Inc.,

           .  North American Funds Variable Products Series I,

           .  OFFIT Variable Insurance Fund, Inc.,

           .  Royce Capital Fund, and

           .  Wright Managed Blue Chip Series Trust."


 . On page 6 of the SAI, under Average Annual Total Return Calculations, add the following paragraph after footnote number 4:

     "As of December 1, 2000, the following Divisions had not commenced operations: North American--AG International Equities Division, North American--AG MidCap Index Division and North American--AG Stock Index Division. Accordingly, there are currently no Average Annual Total Return Calculations for these three Divisions.

 .  On page 7 of the SAI, under Hypothetical Performance, add the following
   Investment Divisions to the Hypothetical Historical Average Annual Total Returns (Through December 31, 1999) chart:

                                                                                               Since
                                                                                               Series
         Investment Division             One Year/1/   Five Years/1/    Ten Years/1/      Inception/1/, /2/
         -------------------           -------------  --------------    ------------      ----------------
North American - AG                        28.68%          12.71%           6.75%              N/A
   International Equities Fund
North American - AG                        14.46%          22.32%            N/A              16.84%
   MidCap Index Fund
North American - AG                        20.09%          27.77%          17.19%              N/A
   Stock Index Fund

 . On page 8 of the SAI, add the following Investment Divisions to the Hypothetical Historical Cumulative Total Returns (Through December 31, 1999) chart:

                                                                                                 Since
                                                                                                 Series
         Investment Division             One Year/1/     Five Years/1/    Ten Years/1/      Inception/1/,/2/
         -------------------             -----------     ------------     ------------      -----------------
North American - AG                         28.68%           81.87%           92.21%               N/A
   International Equities Fund
North American - AG                         14.46%          173.89%            N/A               162.36%
   MidCap Index Fund
North American - AG                         20.09%          240.57%          388.59%               N/A
   Stock Index Fund


 . On page 8 of the SAI, add the following Investment Divisions to the Hypothetical Historical Growth of a $1,000 Investment in the Divisions (Through December 31, 1999) chart:

                                                                                                 Since
                                                                                                Series
         Investment Division            One Year/1/     Five Years/1/      Ten Years/1/     Inception/1/,/2/
         -------------------            ----------      -------------      -----------      ----------------
North American - AG                       $1,287            $1,819          $1,922                N/A
   International Equities Fund
North American - AG                       $1,145            $2,739            N/A               $3,613
   MidCap Index Fund
North American - AG                       $1,201            $3,406          $4,886                 N/A
   Stock Index Fund


 . On page 8 of the SAI, add the following sentence to the end of footnote number two:

   "The inception dates for the Series funding the following Divisions are:
   North American--AG International Equities Fund - October 02, 1989 North American--AG MidCap Index Fund - October 01, 1991; and North American--AG Stock Index Fund-April 20, 1987."

 .    On page 11 of the SAI, delete the first paragraph under FINANCIAL
     STATEMENTS, and replace it with the following:

     "Separate Account D has 93 Divisions as of the date of this Statement. 15 Divisions (the "Select Reserve Divisions") are available under the Contracts that are the subject of this Statement. The December 31, 1999 financial statements for the Select Reserve Divisions which are included in this Statement relate only to the 12 Select Reserve Divisions that were available under the Contracts as of December 31, 1999. Four of the Select Reserve Divisions and certain of the remaining 78 Divisions had operations as of December 31, 1999 and are offered under other AGL Contracts."

                                    PART C

                                 OTHER INFORMATION
                                 -----------------

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

                 PART A:   None

                 PART B:

     Financial Statements of the Select Reserve Divisions of American General Life Insurance Company Separate Account D and Consolidated Financial Statements of American General Life Insurance Company, described below, were previously filed on March 30, 2000 in Post-Effective Amendment No. 4 to this Form N-4 registration statement (File No. 333-40637) and are incorporated by reference herein.

     (1) Financial Statements of the Select Reserve Divisions of American General Life Insurance Company Separate Account D:

     Report of Ernst & Young LLP, Independent Auditors
     Statement of Net Assets as of December 31, 1999
     Statement of Operations for the year ended December 31, 1999
     Statement of Changes in Net Assets for the year ended December 31, 1999 Notes to Financial Statements

     (2)  Consolidated Financial Statements of American General Life Insurance
          Company:

     Report of Ernst & Young LLP, Independent Auditors
     Consolidated Balance Sheets as of December 31, 1999 and 1998
     Consolidated Statements of Income for the years ended December 31, 1999,
          1998 and 1997
     Consolidated Statements of Comprehensive Income for the years ended
          December 31, 1999, 1998 and 1997
     Consolidated Statements of Shareholder's Equity for the years ended
          December 31, 1999, 1998 and 1997
     Consolidated Statements of Cash Flows for the years ended
          December 31, 1999, 1998 and 1997
     Notes to Consolidated Financial Statements

               PART C:   None

          (b)  Exhibits

          1    (a)   American General Life Insurance Company of Delaware Board
                     of Directors resolution authorizing the establishment of Separate Account D./1/

          (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company./2/

          (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia,
                                                                  ----- ----
                    for Registered Separate Accounts' Standards of Conduct./3/

     2              None

     3    (a)       Form of Distribution Agreement between American General Life
                    Insurance Company and American General Distributors,
                    Inc./15/

          (b)(i)(A) Form of fund Participation Agreement between American General Life Insurance Company and American General Series Portfolio Company./13/

                (B) Participation Agreement by and among American General Life
                    Insurance Company, American General Securities Incorporated and American General Series Portfolio Company./16/

                (C) Amendment One to Participation Agreement by and between The
                    Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998./19/

                (D) Form of Amendment Two to Participation Agreement by and
                    between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company./20/

                (E) Form of Amendment Three to Participation Agreement by and
                    between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company./21/

            (ii)(A) Form of fund Participation Agreement between American
                    General Life Insurance Company and Hotchkis and Wiley Variable Trust./13/

         (ii)(B)(i) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley dated as of February 26, 1998./18/

                (ii) Form of First Amendment to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Hotchkis and Wiley Variable Trust and Hotchkis and Wiley. (Filed herewith)

         (iii)(A) Form of fund Participation Agreement between American General Life Insurance Company and LEVCO Series Trust./13/

         (iii)(B)(i) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, LEVCO Series Trust, and John A. Levin & Co., Inc., dated as of February 26, 1998./18/

                (ii) Form of First Amendment to Participation Agreement among American General Life Insurance Company, American Geneal Securities Incorporated, LEVCO Series Trust and John A. Levin & Co., Inc. (Filed herewith)

          (iv)(A) Form of fund Participation Agreement between American General Life Insurance Company and Navellier Variable Insurance Series Fund, Inc./13/

          (iv)(B)(i) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Navellier Variable Insurance Series Fund, and Navellier & Associates, Inc. dated as of January 13, 1998./18/

                 (ii) Form of First Amendment to Participation Agreement among
                      American General Life Insurance Company, American General Securities Incorporated, Navellier Variable Insurance Series Fund, Inc. and Navellier & Associates, Inc. (Filed herewith)

           (v)(A) Form of fund Participation Agreement between American General Life Insurance Company and OFFITBANK Variable Insurance Fund, Inc./13/

              (v)(B)(i) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, The OFFITBANK Variable Insurance Fund, Inc., OFFITBANK, and OFFIT Funds Distributor, Inc. dated as of February 26, 1998./18/

                   (ii) Form of First Amendment to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, The OFFITBANK Variable Insurance Fund, Inc., OFFITBANK, and OFFIT Funds Distributor, Inc. (Filed herewith)

             (vi)(B)(i) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Royce Capital Fund, and Royce & Associates, Inc. dated as of August 1, 1998./18/

                   (ii) Form of Second Amendment to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Royce Capital Fund, and Royce & Associates, Inc. (Filed herewith)

            (vii)(A) Form of fund Participation Agreement between American General Life Insurance Company and Wright Managed Blue Chip Series Trust./13/

            (vii)(B)(i) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Wright Managed Blue Chip Series Trust, The Winthrop Corporation and Wright Investors' Service, Inc. dated as of February 26, 1998./18/

                   (ii) Form of First Amendment to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Wright Managed Blue Chip Series Trust, The Winthrop Corporation and Wright Investors' Service, Inc. (Filed herewith)

          (c) Form of Agreement between American General Life Insurance Company and Dealer regarding exchange and allocation transaction requests./4/

     4    (a)            Specimen form of Combination Fixed and Variable
                         Deferred Annuity Select Reserve(SM) Contract (Form No.
                         97505)./11/

          (b)            Form of Qualified Contract Endorsement./2/

          (c)  (i)    Specimen form of Individual Retirement Annuity Disclosure
                      Statement and additional specialized forms available under Contract Form No. 97505./5/

               (ii)   Specimen form of Individual Retirement Annuity
                      Endorsement./6/

               (iii)  Specimen form of IRA Instruction Form./4/

     5    (a)         Specimen form of Application for Contract Form No.
                      97505./11/

          (b)  (i)    Specimen form of Separate Account D Election of Annuity
                      Payment Option/Change Form./4/

               (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract./4/

               (iii)  Specimen form of Assignment and Transfer Request Form./5/

          (c)  (i)    Form of Transaction Request Form./4/

               (ii) Specimen form of Select Reserve(SM) Service Request, including telephone transfer authorization./5/

               (iii) Specimen form of confirmation of initial purchase payment under Contract Form No. 97505./13/

               (iv)   Specimen Change Request Form./5/

          (d)         Specimen 1035 Exchange Instructions./5/

          (e)         Specimen Qualified and Non-Qualified Funds Transfer
                      Instructions./5/

          (f)         Specimen Change of Beneficiary Form./5/

          (g) Specimen Request for Statement of Additional Information for the Select Reserve Variable Annuity./5/

     6    (a)  (i)    Amended and Restated Articles of Incorporation of American
                      General Life Insurance Company, effective December 31,
                      1991./2/

               (ii) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995./17/

          (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992./4/

     7                None

     8    (a)         Form of Revenue Sharing Agreement between American General
                      Series Portfolio Company and American General Life
                      Insurance Company./12/

          (b) Form of Revenue Sharing Agreement between Hotchkis and Wiley Variable Trust and American General Life Insurance Company./12/

          (c) Form of Revenue Sharing Agreement between LEVCO Series Trust and American General Life Insurance Company./12/

          (d) Form of Revenue Sharing Agreement between Navellier Variable Insurance Series Fund, Inc. and American General Life Insurance Company./12/

          (e) Form of Revenue Sharing Agreement between OFFITBANK Variable Insurance Fund, Inc. and American General Life Insurance Company./12/

          (f) Form of Revenue Sharing Agreement between Royce Capital Fund and American General Life Insurance Company./12/

          (g) Form of Revenue Sharing Agreement between Wright Managed Blue Chip Series Trust and American General Life Insurance Company./12/

          (h) Form of services agreement, dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Independent Producer Division./14/

     9                Opinion and consent of Counsel./13/

     10               Consent of Independent Auditors. (Filed herewith)

     11               None

     12               None

     13   (a)         Computations of hypothetical historical average annual
                      total returns for each Division available under Contract
                      Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception./12/

          (b) Computations of hypothetical historical cumulative total returns for each Division available under Contract Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception./13/

          (c) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division available under Contract Form No. 97505 for the seven day period ended December 31, 1996./13/

          (d) Computations of hypothetical historical average annual total returns, computations of hypothetical historical total returns and computations of hypothetical historical cumulative total returns for North American-AG International Equities Fund, North American-AG MidCap Index Fund, and North American-AG Stock Index Fund under Contract Form No. 97505 for the one and five year periods ended December 31, 1999, and since inception. (Filed herewith)

     14               Financial Data Schedule. (See Exhibit 27 below.)

     15   (a)         Power of Attorney with respect to Registration Statements
                      and Amendments thereto signed by Peter V. Tuters in his capacity as director and, where applicable, officer of American General Life Insurance Company./7/

          (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Jon Newton in his capacity as director and, where applicable, officer of American General Life Insurance Company./8/

          (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company:
                      Messrs. Martin and Herbert./9/

          (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company:
                      Messrs. Fravel and LaGrasse./10/

          (e) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company:
                      Messrs. D'Agostino, Imhoff and Polkinghorn./13/

     27 (Inapplicable, because, notwithstanding Item 24.(b) as to Exhibits, the Commission staff has advised that no such
                      Schedule is required.)

_______________

/1/ Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

/2/ Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

/3/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

/4/ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

/5/  Included in Part A of this Amendment.

/6/ Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

/7/ Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on March 2, 1994.

/8/ Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1996.

     /9/ Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on August 16, 1996.

     /10/ Incorporated by reference to Post-Effective Amendment No. 12 to Form
          N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

     /11/ Incorporated by reference to initial filing of Form N-4 Registration
          Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 20, 1997.

     /12/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
          Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

     /13/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
          Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

     /14/ Incorporated by reference to Post-Effective Amendment No. 23 to Form
          N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

     /15/ Incorporated by reference to Post-Effective Amendment No. 18 to Form
          S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

     /16/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6
          Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

     /17/ Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
          Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

     /18/ Incorporated by reference to Post-Effective Amendment No. 4 to Form
          N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on March 30, 1999.

     /19/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
          Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

     /20/ Incorporated by reference to Post-Effective Amendment No. 2 to Form
          S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

     /21/ Incorporated by reference to Post-Effective Amendment No. 4 to Form
          S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

Item 25.  Directors and Officers of the Depositor

     The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

                                            Positions and
          Name and Principal                Offices with
          Business Address                  the Depositor
          ------------------                -------------

          Rodney O. Martin, Jr.             Director, Chairman and
          2929 Allen Parkway                Chief Executive Officer
          Houston, Texas 77019

          Donald W. Britton                 Director and President
          2929 Allen Parkway
          Houston, Texas 77019

          David A. Fravel                   Director and
          2929 Allen Parkway                Executive Vice President
          Houston, Texas 77019

          David L. Herzog                   Director, Executive Vice President
          2929 Allen Parkway                and Chief Financial Officer
          Houston, Texas 77019

          Royce G. Imhoff, II               Director
          2727-A Allen Parkway
          Houston, Texas 77019

          John V. LaGrasse                  Director,
          2929 Allen Parkway                Executive Vice President and
          Houston, Texas 77019              Chief Technology Officer

          Thomas M. Zurek                   Director,
          2929 Allen Parkway                Executive Vice President and
          Houston, Texas 77019              General Counsel

          Paul Mistretta                    Executive Vice President
          2929 Allen Parkway
          Houston, Texas 77019

          Brian D. Murphy                   Executive Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Don M. Ward                       Executive Vice President
          2727 Allen Parkway
          Houston, Texas 77019

          Wayne A. Barnard                  Senior Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Robert M. Beuerlein               Senior Vice President
          2727-A Allen Parkway              and Chief Actuary
          Houston, Texas 77019

          David J. Dietz                    Senior Vice President-
          390 Park Avenue                   Corporate Markets Group
          New York, NY 10022-4684

          William Guterding                 Senior Vice President
          390 Park Avenue
          New York, NY 10022-4684

          Robert F. Herbert, Jr.            Senior Vice President,
          2727-A Allen Parkway              Treasurer and Controller
          Houston, Texas 77019

          Simon J. Leech                    Senior Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Michael B. Boesen                 Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Richard L. Gravette               Vice President and
          2727-A Allen Parkway              Assistant Treasurer
          Houston, Texas 77019

          Farideh Farrokhi                  Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Jeanmarie Jacoby                  Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          W. Larry Mask                     Vice President, Real Estate
          2929 Allen Parkway                Investment Officer and
          Houston, Texas 77019              Assistant Secretary

          Rosalia S. Nolan                  Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Rembert R. Owen, Jr.              Vice President, Real Estate
          2929 Allen Parkway                Investment Officer and
          Houston, Texas 77019              Assistant Secretary

          Dennis H. Roberts                 Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Dale W. Sachtleben                Vice President
          #1 Franklin Square
          Springfield, Illinois 62713-0001

          Richard W. Scott                  Vice President and
          2929 Allen Parkway                Chief Investment Officer
          Houston, Texas 77019

          T. Clay Spires                    Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Julia S. Tucker                   Vice President
          2929 Allen Parkway
          Houston, Texas 77019

          Diane S. Workman                  Vice President
          #1 Franklin Square
          Springfield, Illinois 62713-0001

          Pauletta P. Cohn                  Secretary
          2929 Allen Parkway
          Houston, Texas 77019

          Joyce R. Bilski                   Administrative Officer
          2727-A Allen Parkway
          Houston, Texas 77019

          Timothy M. Donovan                Administrative Officer
          2727-A Allen Parkway
          Houston, Texas 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following is a list of American General Corporation's subsidiaries as of September 30, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                               Jurisdiction of
                         Name                                   Incorporation
                         ----                                  ---------------

AGC Life Insurance Company.....................................   Missouri
 American General Property Insurance Company/16/...............   Tennessee
  American General Property Insurance Company of Florida.......   Florida
 American General Life and Accident Insurance Company/6/.......   Tennessee
 American General Life Insurance Company/7/....................   Texas
  American General Annuity Service Corporation.................   Texas
  American General Life Companies..............................   Delaware
  American General Life Insurance Company of New York..........   New York
   The Winchester Agency Ltd...................................   New York
  The Variable Annuity Life Insurance Company..................   Texas
   Parkway 1999 Trust/17/ .....................................   Maryland
   PESCO Plus, Inc/14/.........................................   Delaware
   American General Gateway Services, L.L.C./15/...............   Delaware
   The Variable Annuity Marketing Company......................   Texas
   American General Financial Advisors, Inc....................   Texas
   American General Retirement Services Company................   Texas
   VALIC Trust Company.........................................   Texas
   American General Assignment Corporation of New York.........   New York
 The Franklin Life Insurance Company...........................   Illinois
  The American Franklin Life Insurance Company.................   Illinois
  Franklin Financial Services Corporation......................   Delaware
 HBC Development Corporation...................................   Virginia
 Templeton American General Life of Bermuda, Ltd/13/...........   Bermuda
 Western National Corporation..................................   Delaware
  WNL Holding Corp.............................................   Delaware
   American General Annuity Insurance Company..................   Texas
   American General Assignment Corporation.....................   Texas
   American General Distributors, Inc..........................   Delaware
   A.G. Investment Advisory Services, Inc......................   Delaware
   American General Financial Institution Group, Inc...........   Delaware
   WNL Insurance Services, Inc.................................   Delaware
American General Asset Management Corp.........................   Delaware
American General International, Inc............................   Delaware
American General Enterprise Services, Inc......................   Delaware
American General Corporation*..................................   Delaware
American General Delaware Management Corporation/1/............   Delaware
American General Finance, Inc..................................   Indiana
 HSA Residential Mortgage Services of Texas, Inc...............   Delaware
 AGF Investment Corp...........................................   Indiana
 American General Auto Finance, Inc............................   Delaware
 American General Finance Corporation/8/.......................   Indiana

  American General Finance Group, Inc.............................   Delaware
   American General Financial Services, Inc./9 /..................   Delaware
    The National Life and Accident Insurance Company..............   Texas
  Merit Life Insurance Co.........................................   Indiana
  Yosemite Insurance Company......................................   Indiana
 American General Finance, Inc....................................   Alabama
 A.G. Financial Service Center, Inc...............................   Utah
 American General Bank, FSB.......................................   Utah
 American General Financial Center, Inc.*.........................   Indiana
 American General Financial Center, Incorporated*.................   Indiana
 American General Financial Center Thrift Company*................   California
 Thrift, Incorporated*............................................   Indiana
American General Funds Distributors, Inc..........................   Delaware
American General Investment Advisory Services, Inc.*..............   Texas
American General Investment Holding Corporation/10/...............   Delaware
 American General Investment Management, L.P./10/.................   Delaware
American General Investment Management Corporation/10/............   Delaware
American General Realty Advisors, Inc.............................   Delaware
American General Realty Investment Corporation....................   Texas
 AGLL Corporation/11/.............................................   Delaware
 American General Land Holding Company............................   Delaware
  AG Land Associates, LLC/11/.....................................   California
 GDI Holding, Inc.*/12/...........................................   California
 Pebble Creek Service Corporation.................................   Florida
 SR/HP/CM Corporation.............................................   Texas
Green Hills Corporation...........................................   Delaware
Knickerbocker Corporation.........................................   Texas
 American Athletic Club, Inc......................................   Texas
Pavilions Corporation.............................................   Delaware
USLIFE Corporation................................................   Delaware
 All American Life Insurance Company..............................   Illinois
 American General Assurance Company...............................   Illinois
  American General Indemnity Company..............................   Nebraska
  USLIFE Credit Life Insurance Company of Arizona.................   Arizona
 American General Life Insurance Company of Pennsylvania..........   Pennsylvania
I.C. Cal*.........................................................   California
North Central Administrators, Inc.................................   Minnesota
North Central Life Insurance Company..............................   Minnesota
 North Central Caribbean Life, Ltd................................   Nevis
The Old Line Life Insurance Company of America....................   Wisconsin
The United States Life Insurance Company in the City of New York..   New York
American General Bancassurance Services, Inc......................   Illinois
 USMRP, Ltd.......................................................   Turks & Caicos
USLIFE Realty Corporation.........................................   Texas
  USLIFE Real Estate Services Corporation.........................   Texas
USLIFE Systems Corporation........................................   Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)

        American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL.  AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA.  AGCL owns 51.85% and AGLA owns
     48.15% of the issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

Revised 10/9/2000

Company abbreviations as used in Item 26:

                                                                      State/Jur.
   Abb.                              Company                        of Domicile
----------                           -------                        -----------

AAL       All American Life Insurance Company.....................       IL
AAth      American Athletic Club, Inc.............................       TX

AFLI        The American Franklin Life Insurance Company............  IL
AGAIC       American General Annuity Insurance Company..............  TX
AGAMC       American General Asset Management Corp..................  DE
ASGN-NY     American General Assignment Corporation of New York.....  NY
AGAC        American General Assurance Company......................  IL
AGAS        American General Annuity Service Corporation............  TX
AGBS        American General Distributors, Inc......................  DE
AGB         American General Bank, FSB..............................  UT
AGC         American General Corporation............................  TX
AGCL        AGC Life Insurance Company..............................  MO
AGDMC       American General Delaware Management Corporation........  DE
AGES        American General Enterprise Services, Inc...............  DE
AGF         American General Finance, Inc...........................  IN
AGFC        American General Finance Corporation....................  IN
AGFCI       American General Financial Center, Incorporated.........  IN
AGFCT       American General Financial Center Thrift Company........  CA
AGFG        American General Finance Group, Inc.....................  DE
AGFDI       American General Funds Distributors, Inc................  DE
AGF Inv     AGF Investment Corp.....................................  IN
AGFn        A.G. Financial Service Center, Inc......................  UT
AGFnC       American General Financial Center, Inc..................  IN
AGFS        American General Financial Services, Inc................  DE
AGFA        American General Financial Advisors, Inc................  TX
AGFIG       American General Financial Institutions Group, Inc......  DE
AGGS        American General Gateway Services, L.L.C................  DE
AGIA        American General Insurance Agency, Inc..................  MO
AGIAH       American General Insurance Agency of Hawaii, Inc........  HI
AGIAM       American General Insurance Agency of Massachusetts, Inc.  MA
AGIAO       American General Insurance Agency of Ohio, Inc..........  OH
AGIAOK      American General Insurance Agency of Oklahoma, Inc......  OK
AGIAS       A.G. Investment Advisory Services, Inc..................  DE
AGIAT       American General Insurance Agency of Texas, Inc.........  TX
AGII        American General International, Inc.....................  DE
AGIHC       American General Investment Holding Corporation.........  DE
AGIM        American General Investment Management, L.P.............  DE
AGIMC       American General Investment Management Corporation......  DE
AGIND       American General Indemnity Company......................  NE
 AGL        American General Life Insurance Company.................  TX
AGLC        American General Life Companies Y.......................  DE
AGLA        American General Life and Accident Insurance Company....  TN
AGLH        American General Land Holding Company...................  DE
AGLL        AGLL Corporation........................................  DE
AGNY        American General Life Insurance Company of New York.....  NY
AGPA        American General Life Insurance Company of Pennsylvania.  PA
AGPIC       American General Property Insurance Company.............  TN
AGRA        American General Realty Advisors, Inc...................  DE
AGRI        American General Realty Investment Corporation..........  TX
AGRSC       American General Retirement Services Company............  TX
AGSI        American General Securities Incorporated................  TX
AGX         American General Exchange, Inc..........................  TN

ASGN        American General Assignment Corporation.................  TX
FFSC        Franklin Financial Services Corporation.................  DE
FL          The Franklin Life Insurance Company.....................  IL
GHC         Green Hills Corporation.................................  DE
HBDC        HBC Development Corporation.............................  VA
KC          Knickerbocker Corporation...............................  TX
ML          Merit Life Insurance Co.................................  IN
NLA         The National Life and Accident Insurance Company........  TX
NCA         North Central Administrators, Inc.......................  MN
NCL         North Central Life Insurance Company....................  MN
NCCL        North Central Caribbean Life, Ltd.......................  T&C
OLL         The Old Line Life Insurance Company of America..........  WI
PKWY        Parkway 1999 Trust......................................  MD
PAV         Pavilions Corporation...................................  DE
PCSC        Pebble Creek Service Corporation........................  FL
PIFLA       American General Property Insurance Company of Florida..  FL
PPI         PESCO Plus, Inc.........................................  DE
RMST        HSA Residential Mortgage Services of Texas, Inc.........  DE
SRHP        SR/HP/CM Corporation....................................  TX
TAG Life    Templeton American General Life of Bermuda, Ltd.........  BA
TI          Thrift, Incorporated....................................  IN
UAS         American General Bancassurance Services, Inc............  IL
UC          USLIFE Corporation......................................  DE
UCLA        USLIFE Credit Life Insurance Company of Arizona.........  AZ
URC         USLIFE Realty Corporation...............................  TX
URSC        USLIFE Real Estate Service Corporation..................  TX
USC         USLIFE Systems Corporation..............................  DE
USL         The United States Life Insurance Company in the City of
            New York................................................  NY
USMRP       USMRP, Ltd..............................................  T&C
VALIC       The Variable Annuity Life Insurance Company.............  TX
VAMCO       The Variable Annuity Marketing Company..................  TX
VTC         VALIC Trust Company                                       TX
WA          The Winchester Agency Ltd...............................  NY
WIS         WNL Insurance Services, Inc.............................  DE
WNC         Western National Corporation............................  DE
WNLH        WNL Holding Corp........................................  DE
YIC         Yosemite Insurance Company..............................  IN

Item 27.    Number of Contract Owners

     As of November 1, 2000, there were 2 owners of Qualified Contracts offered by this Registration Statement and 83 owners of Non-Qualified Contracts offered by this Registration Statement.

Item 28.    Indemnification

     Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

     Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1:
     (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

     Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

     Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

     Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for American General Life Insurance Company Separate Account A and American General Life Insurance Company Separate Account VL-R.

     (b)  The directors and principal officers of the principal underwriter are:

                                              Position and Offices
                                              with Underwriter,
Name and Principal                            American General
Business Address                              Distributors, Inc.
-----------------                             ------------------
Robert P. Condon                              Director and Chairman,
The Variable Annuity Life Insurance Company   Chief Executive Officer and President
2929 Allen Parkway
Houston, TX 77019

Mary L. Cavanaugh                             Director and Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Thomas G. Norwood                             Director, Chief Financial
The Variable Annuity Life Insurance Company   Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Jane E. Bates                                 Vice President and
The Variable Annuity Life Insurance Company   Chief Compliance Officer
2929 Allen Parkway
Houston, Texas 77019

V. Keith Roberts                              Vice President - Operations
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

D. Lynne Walters                              Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Cheryl G. Hemley                                  Assistant Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Daniel R. Cricks                                  Assistant Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Jim D. Bonsall                                    Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Steven Rubinstein                                 Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

Marylyn S. Zlotnick                               Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

     (c) American General Distributors, Inc. is the principal underwriter for Separate Account D. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by AGL. These commissions do not result in any charge to Separate Account D or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

Item 30.  Location of Records

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

     The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration

     Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

     AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 16th day of November, 2000.


                                       AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                       SEPARATE ACCOUNT D
                                       (Registrant)

                                   BY: AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                       (On behalf of the Registrant and itself)



                                   BY:   /s/   ROBERT F. HERBERT, JR.
                                      ------------------------------------------
                                           Robert F. Herbert, Jr.
                                           Senior Vice President, Treasurer
                                           and Controller

[SEAL]



ATTEST:     /s/ LAUREN W. JONES
          ----------------------------------
                Lauren W. Jones
                Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.


Signature                  Title                               Date
---------                  -----                               ----



/s/ RODNEY O. MARTIN, JR.  Director, Chairman and              November 16, 2000
-------------------------
Rodney O. Martin, Jr.      Chief Executive Officer



/s/ DONALD W. BRITTON      Director and President              November 16, 2000
---------------------
Donald W. Britton



/s/ DAVID L. HERZOG        Director, Executive Vice President  November 16, 2000
-------------------
David L. Herzog            and Chief Financial Officer



/s/ DAVID A. FRAVEL        Director                            November 16, 2000
-------------------
David A. Fravel



/s/ ROYCE G. IMHOFF, II    Director                            November 16, 2000
-----------------------
Royce G. Imhoff, II



/s/ JOHN V. LAGRASSE       Director                            November 16, 2000
--------------------
John V. LaGrasse



/s/ THOMAS M. ZUREK        Director                            November 16, 2000
-------------------
Thomas M. Zurek

                                 EXHIBIT INDEX
                                 -------------


3(b)(ii)(B)(ii)     Form of First Amendment to Participation Agreement among
                    American General Life Insurance Company, American General
                    Securities Incorporated, Hotchkis and Wiley Variable Trust and Hotchkis and Wiley.

3(b)(iii)(B)(ii)    Form of First Amendment to Participation Agreement among
                    American General Life Insurance Company, American General
                    Securities Incorporated, LEVCO Series Trust and John A.
                    Levin & Co., Inc.

3(b)(iv)(B)(ii)     Form of First Amendment to Participation Agreement among
                    American General Life Insurance Company, American General
                    Securities Incorporated, Navellier Variable Insurance Series
                    Fund, Inc. and Navellier & Associates, Inc.

3(b)(v)(B)(ii)      Form of First Amendment to Participation Agreement among
                    American General Life Insurance Company, American General
                    Securities Incorporated, The OFFITBANK Variable Insurance
                    Fund, Inc., OFFITBANK, and OFFIT Funds Distributor, Inc.

3(b)(vi)(B)(ii)     Form of Second Amendment to Participation Agreement among
                    American General Life Insurance Company, American General
                    Securities Incorporated, Royce Capital Fund, and Royce &
                    Associates, Inc.

3(b)(vii)(B)(ii)    Form of First Amendment to Participation Agreement among
                    American General Life Insurance Company, American General
                    Securities Incorporated, Wright Managed Blue Chip Series
                    Trust, The Winthrop Corporation and Wright Investors'
                    Service, Inc.

10                  Consent of Independent Auditors.

13(d) Computations of hypothetical historical average annual total returns, computations of hypothetical historical total returns and computations of hypothetical historical cumulative total returns for North American-AG International Equities Fund, North American-AG MidCap Index Fund, and North American-AG Stock Index Fund under Contract Form No. 97505 for the one and five year periods ended December 31, 1999, and since inception.